Organization and Principal Activities - Risks In Relation To VIE Structure (Details) - Variable Interest Entity - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries, VIEs and Subsidiaries of VIEs
Percentage of equity ownership in VIEs	0.00%
Percentage of revenue contributed by the VIEs and subsidiaries of the VIEs	44.50%	44.70%	42.20%
Registered capital and PRC statutory reserves of the VIEs and subsidiaries of the VIEs	¥ 25.2